Key Management Personnel Compensation and Related Party Disclosure (Tables)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Key Management Personnel compensation and related party disclosure [Abstract]
Schedule of Key Management Personnel Compensation	Key management personnel compensation
	2023	2022
	$	$
Short-term employee benefits	2,296,996	1,333,992
Post-employment benefits	66,757	47,547
Share based payments	2,715,156	1,028,634
Total KMP compensation	5,078,909	2,410,173
Key management personnel compensation
	2022	2021
	$	$
Short-term employee benefits	1,333,992	761,231
Post-employment benefits	47,547	38,877
Share based payments	1,028,634	672,699
Total KMP compensation	2,410,173	1,472,807